Investment Objectives and Goals	Dec. 31, 2025
Column Small Cap Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Column Small Cap Select Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Column Small Cap Select Fund (the “Small Cap Select Fund” or the “Fund”) is long-term capital appreciation.
Column Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Column Small Cap Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Column Small Cap Fund (the “Small Cap Fund” or the “Fund”) is long-term capital appreciation.
Column Mid Cap Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Column Mid Cap Select Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Column Mid Cap Select Fund (the “Mid Cap Select Fund” or the “Fund”) is long-term capital appreciation.
Column Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Column Mid Cap Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Column Mid Cap Fund (the “Mid Cap Fund” or the “Fund”) is long-term capital appreciation.